Mainland China Contribution Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Mainland China Contribution Plan
Company contributions to defined contribution plan	$ 5,627,573	$ 4,504,045	$ 3,383,205